Loans and Allowance for Credit Losses - Summary of Credit Risk Exposures for Loans Carried at Amortized Cost, FVOCI or FVTPL (Details) - CAD ($) $ in Millions	6 Months Ended	12 Months Ended
	Apr. 30, 2026	Oct. 31, 2025
Disclosure of credit risk exposure [line items]
ACL	$ 5,798	$ 5,739
Loans: Residential mortgages
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	193,595	195,787
Loans: Residential mortgages | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	193,816	196,033
ACL	221	246
Loans: Residential mortgages | Gross carrying amount | Impaired
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,045	903
Loans: Residential mortgages | Gross carrying amount | Exceptionally low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	1
Loans: Residential mortgages | Gross carrying amount | Very low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	116,261	111,143
Loans: Residential mortgages | Gross carrying amount | Low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	48,827	53,199
Loans: Residential mortgages | Gross carrying amount | Medium
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	11,285	13,761
Loans: Residential mortgages | Gross carrying amount | High
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	3,652	3,272
Loans: Residential mortgages | Gross carrying amount | Not Rated
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	12,746	13,754
Loans: Consumer instalment and other personal
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	91,466	91,867
Loans: Consumer instalment and other personal | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	92,380	92,741
ACL	914	874
Loans: Consumer instalment and other personal | Gross carrying amount | Impaired
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	615	627
Loans: Consumer instalment and other personal | Gross carrying amount | Exceptionally low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	9,244	9,985
Loans: Consumer instalment and other personal | Gross carrying amount | Very low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	41,129	21,997
Loans: Consumer instalment and other personal | Gross carrying amount | Low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	9,533	28,920
Loans: Consumer instalment and other personal | Gross carrying amount | Medium
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	13,014	12,557
Loans: Consumer instalment and other personal | Gross carrying amount | High
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	3,301	2,834
Loans: Consumer instalment and other personal | Gross carrying amount | Not Rated
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	15,544	15,821
Loans: Credit cards
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	11,335	11,997
Loans: Credit cards | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	11,986	12,649
ACL	651	652
Loans: Credit cards | Gross carrying amount | Impaired
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Loans: Credit cards | Gross carrying amount | Exceptionally low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,653	1,643
Loans: Credit cards | Gross carrying amount | Very low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	2,033	2,133
Loans: Credit cards | Gross carrying amount | Low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,785	1,926
Loans: Credit cards | Gross carrying amount | Medium
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	4,165	4,741
Loans: Credit cards | Gross carrying amount | High
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,990	1,824
Loans: Credit cards | Gross carrying amount | Not Rated
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	360	382
Loans: Business and government
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	383,549	378,221
Loans: Business and government | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	386,827	381,499
ACL	3,278	3,278
Loans: Business and government | Gross carrying amount | Impaired
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	5,279	5,561
Loans: Business and government | Gross carrying amount | Investment grade
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	204,533	192,580
Loans: Business and government | Gross carrying amount | Sub-investment grade
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	158,184	161,769
Loans: Business and government | Gross carrying amount | Watchlist
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	18,831	21,589
Total gross loans and acceptances | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	685,009	682,922
Total net loans and acceptances
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	679,945	677,872
Commitments and financial guarantee contracts
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	295,793	293,646
Commitments and financial guarantee contracts | Gross carrying amount
Disclosure of credit risk exposure [line items]
ACL	734	689
Commitments and financial guarantee contracts | Gross carrying amount | Impaired
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	1,783	1,660
Commitments and financial guarantee contracts | Gross carrying amount | Investment grade
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	213,804	204,457
Commitments and financial guarantee contracts | Gross carrying amount | Sub-investment grade
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	73,655	79,126
Commitments and financial guarantee contracts | Gross carrying amount | Watchlist
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	7,285	9,092
Gross commitments and financial guarantee contracts | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	296,527	294,335
Stage 1 | Loans: Residential mortgages
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	178,284	180,482
Stage 1 | Loans: Residential mortgages | FVTPL loans
Disclosure of credit risk exposure [line items]
FVTPL loans	68	79
Stage 1 | Loans: Residential mortgages | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	178,333	180,538
ACL	49	56
Stage 1 | Loans: Residential mortgages | Gross carrying amount | Impaired
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 1 | Loans: Residential mortgages | Gross carrying amount | Exceptionally low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	1
Stage 1 | Loans: Residential mortgages | Gross carrying amount | Very low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	115,795	110,299
Stage 1 | Loans: Residential mortgages | Gross carrying amount | Low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	43,689	50,148
Stage 1 | Loans: Residential mortgages | Gross carrying amount | Medium
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	6,360	7,048
Stage 1 | Loans: Residential mortgages | Gross carrying amount | High
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	303	240
Stage 1 | Loans: Residential mortgages | Gross carrying amount | Not Rated
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	12,186	12,802
Stage 1 | Loans: Consumer instalment and other personal
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	78,932	80,475
Stage 1 | Loans: Consumer instalment and other personal | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	79,115	80,657
ACL	183	182
Stage 1 | Loans: Consumer instalment and other personal | Gross carrying amount | Impaired
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 1 | Loans: Consumer instalment and other personal | Gross carrying amount | Exceptionally low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	9,242	9,984
Stage 1 | Loans: Consumer instalment and other personal | Gross carrying amount | Very low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	40,470	21,962
Stage 1 | Loans: Consumer instalment and other personal | Gross carrying amount | Low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	7,664	26,238
Stage 1 | Loans: Consumer instalment and other personal | Gross carrying amount | Medium
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	6,801	6,991
Stage 1 | Loans: Consumer instalment and other personal | Gross carrying amount | High
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	735	670
Stage 1 | Loans: Consumer instalment and other personal | Gross carrying amount | Not Rated
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	14,203	14,812
Stage 1 | Loans: Credit cards
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	9,800	9,895
Stage 1 | Loans: Credit cards | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	9,945	10,020
ACL	145	125
Stage 1 | Loans: Credit cards | Gross carrying amount | Impaired
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 1 | Loans: Credit cards | Gross carrying amount | Exceptionally low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,653	1,643
Stage 1 | Loans: Credit cards | Gross carrying amount | Very low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	2,018	2,129
Stage 1 | Loans: Credit cards | Gross carrying amount | Low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,714	1,846
Stage 1 | Loans: Credit cards | Gross carrying amount | Medium
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	3,331	3,550
Stage 1 | Loans: Credit cards | Gross carrying amount | High
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	961	592
Stage 1 | Loans: Credit cards | Gross carrying amount | Not Rated
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	268	260
Stage 1 | Loans: Business and government
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	326,707	327,143
Stage 1 | Loans: Business and government | FVTPL loans
Disclosure of credit risk exposure [line items]
FVTPL loans	12,823	13,231
Stage 1 | Loans: Business and government | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	327,398	327,899
ACL	691	756
Stage 1 | Loans: Business and government | Gross carrying amount | Impaired
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 1 | Loans: Business and government | Gross carrying amount | Investment grade
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	200,205	188,707
Stage 1 | Loans: Business and government | Gross carrying amount | Sub-investment grade
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	127,073	139,069
Stage 1 | Loans: Business and government | Gross carrying amount | Watchlist
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	120	123
Stage 1 | Total gross loans and acceptances | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	594,791	599,114
Stage 1 | Total net loans and acceptances
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	593,723	597,995
Stage 1 | Commitments and financial guarantee contracts
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	263,761	268,056
Stage 1 | Commitments and financial guarantee contracts | Gross carrying amount
Disclosure of credit risk exposure [line items]
ACL	310	256
Stage 1 | Commitments and financial guarantee contracts | Gross carrying amount | Impaired
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	0	0
Stage 1 | Commitments and financial guarantee contracts | Gross carrying amount | Investment grade
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	208,897	202,913
Stage 1 | Commitments and financial guarantee contracts | Gross carrying amount | Sub-investment grade
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	55,164	65,393
Stage 1 | Commitments and financial guarantee contracts | Gross carrying amount | Watchlist
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	10	6
Stage 1 | Gross commitments and financial guarantee contracts | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	264,071	268,312
Stage 2 | Loans: Residential mortgages
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	14,288	14,414
Stage 2 | Loans: Residential mortgages | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	14,438	14,592
ACL	150	178
Stage 2 | Loans: Residential mortgages | Gross carrying amount | Impaired
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 2 | Loans: Residential mortgages | Gross carrying amount | Exceptionally low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 2 | Loans: Residential mortgages | Gross carrying amount | Very low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	466	844
Stage 2 | Loans: Residential mortgages | Gross carrying amount | Low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	5,138	3,051
Stage 2 | Loans: Residential mortgages | Gross carrying amount | Medium
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	4,925	6,713
Stage 2 | Loans: Residential mortgages | Gross carrying amount | High
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	3,349	3,032
Stage 2 | Loans: Residential mortgages | Gross carrying amount | Not Rated
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	560	952
Stage 2 | Loans: Consumer instalment and other personal
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	12,081	10,925
Stage 2 | Loans: Consumer instalment and other personal | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	12,650	11,457
ACL	569	532
Stage 2 | Loans: Consumer instalment and other personal | Gross carrying amount | Impaired
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 2 | Loans: Consumer instalment and other personal | Gross carrying amount | Exceptionally low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	2	1
Stage 2 | Loans: Consumer instalment and other personal | Gross carrying amount | Very low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	659	35
Stage 2 | Loans: Consumer instalment and other personal | Gross carrying amount | Low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,869	2,682
Stage 2 | Loans: Consumer instalment and other personal | Gross carrying amount | Medium
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	6,213	5,566
Stage 2 | Loans: Consumer instalment and other personal | Gross carrying amount | High
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	2,566	2,164
Stage 2 | Loans: Consumer instalment and other personal | Gross carrying amount | Not Rated
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,341	1,009
Stage 2 | Loans: Credit cards
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,535	2,102
Stage 2 | Loans: Credit cards | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	2,041	2,629
ACL	506	527
Stage 2 | Loans: Credit cards | Gross carrying amount | Impaired
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 2 | Loans: Credit cards | Gross carrying amount | Exceptionally low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 2 | Loans: Credit cards | Gross carrying amount | Very low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	15	4
Stage 2 | Loans: Credit cards | Gross carrying amount | Low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	71	80
Stage 2 | Loans: Credit cards | Gross carrying amount | Medium
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	834	1,191
Stage 2 | Loans: Credit cards | Gross carrying amount | High
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,029	1,232
Stage 2 | Loans: Credit cards | Gross carrying amount | Not Rated
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	92	122
Stage 2 | Loans: Business and government
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	52,480	46,319
Stage 2 | Loans: Business and government | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	54,150	48,039
ACL	1,670	1,720
Stage 2 | Loans: Business and government | Gross carrying amount | Impaired
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 2 | Loans: Business and government | Gross carrying amount | Investment grade
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	4,328	3,873
Stage 2 | Loans: Business and government | Gross carrying amount | Sub-investment grade
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	31,111	22,700
Stage 2 | Loans: Business and government | Gross carrying amount | Watchlist
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	18,711	21,466
Stage 2 | Total gross loans and acceptances | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	83,279	76,717
Stage 2 | Total net loans and acceptances
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	80,384	73,760
Stage 2 | Commitments and financial guarantee contracts
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	30,309	23,986
Stage 2 | Commitments and financial guarantee contracts | Gross carrying amount
Disclosure of credit risk exposure [line items]
ACL	364	377
Stage 2 | Commitments and financial guarantee contracts | Gross carrying amount | Impaired
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	0	0
Stage 2 | Commitments and financial guarantee contracts | Gross carrying amount | Investment grade
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	4,907	1,544
Stage 2 | Commitments and financial guarantee contracts | Gross carrying amount | Sub-investment grade
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	18,491	13,733
Stage 2 | Commitments and financial guarantee contracts | Gross carrying amount | Watchlist
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	7,275	9,086
Stage 2 | Gross commitments and financial guarantee contracts | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	30,673	24,363
Stage 3 | Loans: Residential mortgages
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,023	891
Stage 3 | Loans: Residential mortgages | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,045	903
ACL	22	12
Stage 3 | Loans: Residential mortgages | Gross carrying amount | Impaired
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,045	903
Stage 3 | Loans: Residential mortgages | Gross carrying amount | Exceptionally low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 3 | Loans: Residential mortgages | Gross carrying amount | Very low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 3 | Loans: Residential mortgages | Gross carrying amount | Low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 3 | Loans: Residential mortgages | Gross carrying amount | Medium
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 3 | Loans: Residential mortgages | Gross carrying amount | High
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 3 | Loans: Residential mortgages | Gross carrying amount | Not Rated
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 3 | Loans: Consumer instalment and other personal
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	453	467
Stage 3 | Loans: Consumer instalment and other personal | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	615	627
ACL	162	160
Stage 3 | Loans: Consumer instalment and other personal | Gross carrying amount | Impaired
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	615	627
Stage 3 | Loans: Consumer instalment and other personal | Gross carrying amount | Exceptionally low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 3 | Loans: Consumer instalment and other personal | Gross carrying amount | Very low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 3 | Loans: Consumer instalment and other personal | Gross carrying amount | Low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 3 | Loans: Consumer instalment and other personal | Gross carrying amount | Medium
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 3 | Loans: Consumer instalment and other personal | Gross carrying amount | High
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 3 | Loans: Consumer instalment and other personal | Gross carrying amount | Not Rated
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 3 | Loans: Credit cards
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 3 | Loans: Credit cards | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
ACL	0	0
Stage 3 | Loans: Credit cards | Gross carrying amount | Impaired
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 3 | Loans: Credit cards | Gross carrying amount | Exceptionally low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 3 | Loans: Credit cards | Gross carrying amount | Very low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 3 | Loans: Credit cards | Gross carrying amount | Low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 3 | Loans: Credit cards | Gross carrying amount | Medium
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 3 | Loans: Credit cards | Gross carrying amount | High
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 3 | Loans: Credit cards | Gross carrying amount | Not Rated
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 3 | Loans: Business and government
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	4,362	4,759
Stage 3 | Loans: Business and government | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	5,279	5,561
ACL	917	802
Stage 3 | Loans: Business and government | Gross carrying amount | Impaired
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	5,279	5,561
Stage 3 | Loans: Business and government | Gross carrying amount | Investment grade
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 3 | Loans: Business and government | Gross carrying amount | Sub-investment grade
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 3 | Loans: Business and government | Gross carrying amount | Watchlist
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 3 | Total gross loans and acceptances | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	6,939	7,091
Stage 3 | Total net loans and acceptances
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	5,838	6,117
Stage 3 | Commitments and financial guarantee contracts
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	1,723	1,604
Stage 3 | Commitments and financial guarantee contracts | Gross carrying amount
Disclosure of credit risk exposure [line items]
ACL	60	56
Stage 3 | Commitments and financial guarantee contracts | Gross carrying amount | Impaired
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	1,783	1,660
Stage 3 | Commitments and financial guarantee contracts | Gross carrying amount | Investment grade
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	0	0
Stage 3 | Commitments and financial guarantee contracts | Gross carrying amount | Sub-investment grade
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	0	0
Stage 3 | Commitments and financial guarantee contracts | Gross carrying amount | Watchlist
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	0	0
Stage 3 | Gross commitments and financial guarantee contracts | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	$ 1,783	$ 1,660
Principal | Loans: Credit cards | Low
Disclosure of credit risk exposure [line items]
Number of days for which the loan receivable is overdue for the loans to be written off	180 days	180 days
Interest | Loans: Credit cards | Low
Disclosure of credit risk exposure [line items]
Number of days for which the loan receivable is overdue for the loans to be written off	180 days	180 days